SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2014
SEGMENT REPORTING [Abstract]
Selected Financial Information Relating to the Company's Segments
	Fiscal Year	Cleaning	Household	Lifestyle	International	Corporate	Total Company
Net sales	2014	$1,776	$1,709	$936	$1,093	$-	$5,514
	2013	1,783	1,693	929	1,128	-	5,533
	2012	1,692	1,676	901	1,110	-	5,379

Earnings (losses) from continuing
operations before income taxes	2014	428	326	258	99	(227)	884
	2013	420	336	259	95	(258)	852
	2012	381	298	265	106	(272)	778

(Losses) earnings from discontinued
operations, net of tax	2014	-	-	-	(21)	-	(21)
	2013	-	-	-	(1)	-	(1)
	2012	-	-	-	6	-	6

Income from equity investees	2014	-	-	-	13	-	13
	2013	-	-	-	12	-	12
	2012	-	-	-	11	-	11

Total assets	2014	887	745	869	1,190	567	4,258
	2013	905	799	878	1,202	527	4,311

Capital expenditures	2014	37	53	11	31	5	137
	2013	57	72	19	24	18	190
	2012	63	79	18	29	-	189

Depreciation and amortization	2014	49	67	19	25	17	177
	2013	52	69	19	26	14	180
	2012	45	73	18	24	17	177

Significant noncash charges included
in earnings (losses) from continuing
operations before income taxes:
Share-based compensation	2014	11	9	5	1	10	36
	2013	10	9	5	1	10	35
	2012	13	12	6	1	(5)	27

Net Sales and Long-Lived Assets By Geographic Area
	Fiscal Year	United States	Foreign	Total Company
Net sales	2014	$4,466	$1,048	$5,514
	2013	4,448	1,085	5,533
	2012	4,316	1,063	5,379

Property, plant and equipment, net	2014	$825	$152	$977
	2013	860	161	1,021